CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net loss	$ (1,103,065)	$ (505,716)	$ (614,871)	$ (351,390)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities -
Depreciation and amortization	75,449	23,482	38,554	27,216
Provision for doubtful accounts receivable			8,083	227,500
Stock-based compensation expense	426,778	356,103	473,326	52,341
Non-cash consulting expense	45,000	0	0	2,400
Changes in operating assets and liabilities
Accounts receivable, net	686,030	(29,905)	(723,369)	(555,875)
Inventories, net	(432,919)	14,222	137,510	(88,621)
Prepaid expenses	49,057	(68,447)	(106,456)	(15,006)
Accounts payable	359,079	(59,721)	69,365	48,580
Customer advances	(139,667)	(598,914)	(432,000)	677,705
Accrued compensation and other	(50,163)	(85,236)	118,165	75,807
Net cash used in operating activities	(84,421)	(954,132)	(1,031,693)	100,657
Cash Flows from Investing Activities:
Cash acquired in business acquisition, net of $56,659 paid at year end			106,545	0
Cash paid for business acquisition	(1,443,341)	0
Additional patent costs	(32,821)	(2,532)	(6,812)	(17,189)
Purchases of property and equipment	(110,012)	(111,766)	(140,038)	(4,448)
Net cash used in investing activities	(1,586,174)	(114,298)	(40,305)	(21,637)
Cash Flows from Financing Activities:
Payment of capital lease obligation	(19,375)	(6,666)	(8,964)	(8,392)
Gross proceeds from private placement of common stock	25,000	2,000,000	2,925,000	210,001
Gross proceeds from exercise of stock options	8,675	29,375	53,900	6,667
Private placement expense paid	0	(4,250)	(12,250)	(2,963)
Net cash provided from financing activities	14,300	2,018,459	2,957,686	205,313
Net increase (decrease) in cash and cash equivalents	(1,656,295)	950,029	1,885,688	284,333
Cash and cash equivalents, beginning of period	2,288,426	402,738	402,738	118,405
Cash and cash equivalents, end of period	632,131	1,352,767	2,288,426	402,738
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	0	912	912
Supplemental disclosure of non-cash financing and investing activities:
Offering Costs Included in Accrued Liabilities	23,000	8,000
Issuance of common stock for services			210,000	51,000
Private placement expenses incurred but not yet paid			12,250	0
Acquisition of Manufacturing Equipment Under Capital Lease	$ 113,213	$ 0
Issuance of common stock in settlement of accounts payable			$ 0	$ 40,000